UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergon Capital LP

Address:  1525- B The Greens Way
          Jacksonville Beach, FL 32250

13F File Number: 028-12030

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason S. Atkins
Title:    Managing Member
Phone:    (904) 543-7230

Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida         2/13/07
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_)] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

           028-11836                 Ergates Capital Management LLC
         -----------------------     -------------------------------

SK 23227 0001 745269